Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Analysis Of Income And Expense [line items]
Interest income	$ 5,025	$ 5,124	$ 4,229	$ 10,149	$ 8,213
Interest expense	2,565	2,528	1,753	5,093	3,264
IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	5,025	5,124	4,229	10,149	8,213
Interest expense	2,565	2,528	1,753	5,093	3,264
Amortised cost [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	4,337	4,433	3,678	8,770	7,203
Interest expense	2,476	2,451	1,683	4,927	3,120
Debt securities measured at fair value through other comprehensive income [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	236	237	173	473	318
Other [member] | IFRS9 [member]
Analysis Of Income And Expense [line items]
Interest income	452	454	378	906	692
Interest expense	$ 89	$ 77	$ 70	$ 166	$ 144